Provisions - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Balances at beginning of year	€ 13,987	€ 13,225	€ 14,686
Incorporation of Group companies, net	(8)	(1)	(30)
Additions charged to income	2,549	3,707	2,493
Interest expense (note 39)	95	145	186
Staff costs (note 47)	76	72	84
Provisions or reversion of provisions	2,378	3,490	2,223
Addition	3,541	5,421	5,301
Release	(1,163)	(1,931)	(3,078)
Other additions arising from insurance contracts linked to pensions	2	4	(7)
Changes in value recognised in equity	547	1,520	(482)
Payments to pensioners and pre-retirees with a charge to internal provisions	(711)	(943)	(957)
Benefits paid due to settlements	(1,551)	0	0
Insurance premiums paid	(1)	(1)	(2)
Payments to external funds	(333)	(455)	(368)
Amounts used	(2,485)	(2,907)	(2,551)
Transfer, exchange differences and other changes	(1,144)	(162)	443
Balances at end of year	10,852	13,987	13,225
Pensions and other post-retirement obligations
Disclosure of provision matrix [line items]
Balances at beginning of year	6,358	5,558	6,345
Incorporation of Group companies, net	(5)	0	0
Additions charged to income	(217)	173	38
Interest expense (note 39)	84	128	165
Staff costs (note 47)	69	65	78
Provisions or reversion of provisions	(370)	(20)	(205)
Addition	6	10	7
Release	(376)	(30)	(212)
Other additions arising from insurance contracts linked to pensions	2	4	(7)
Changes in value recognised in equity	547	1,520	(482)
Payments to pensioners and pre-retirees with a charge to internal provisions	(303)	(331)	(332)
Benefits paid due to settlements	(1,551)	0	0
Insurance premiums paid	(1)	(1)	(2)
Payments to external funds	(333)	(455)	(368)
Amounts used	0	0	0
Transfer, exchange differences and other changes	(521)	(110)	366
Balances at end of year	3,976	6,358	5,558
Other long term employee benefits
Disclosure of provision matrix [line items]
Balances at beginning of year	1,382	1,239	1,686
Incorporation of Group companies, net	0	(1)	0
Additions charged to income	782	729	251
Interest expense (note 39)	11	17	21
Staff costs (note 47)	7	7	6
Provisions or reversion of provisions	764	705	224
Addition	787	713	227
Release	(23)	(8)	(3)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(408)	(612)	(625)
Benefits paid due to settlements	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	(5)	27	(73)
Balances at end of year	1,751	1,382	1,239
Contingent liabilities and commitments
Disclosure of provision matrix [line items]
Balances at beginning of year	739	779	814
Incorporation of Group companies, net	(1)	0	0
Additions charged to income	50	(31)	(49)
Interest expense (note 39)	0	0	0
Staff costs (note 47)	0	0	0
Provisions or reversion of provisions	50	(31)	(49)
Addition	490	422	455
Release	(440)	(453)	(504)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	(3)
Transfer, exchange differences and other changes	(88)	(9)	17
Balances at end of year	700	739	779
Other provisions
Disclosure of provision matrix [line items]
Balances at beginning of year	5,508	5,649	5,841
Incorporation of Group companies, net	(2)	0	(30)
Additions charged to income	1,934	2,836	2,253
Interest expense (note 39)	0	0	0
Staff costs (note 47)	0	0	0
Provisions or reversion of provisions	1,934	2,836	2,253
Addition	2,258	4,276	4,612
Release	(324)	(1,440)	(2,359)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(2,485)	(2,907)	(2,548)
Transfer, exchange differences and other changes	(530)	(70)	133
Balances at end of year	€ 4,425	€ 5,508	€ 5,649